Income Taxes - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Net operating loss carryforwards
Benefit of non-capital loss carryforwards	$ 46	$ 0
Benefit for disallowed interest expense	271	35
Income tax payments, net of refunds	49	34
State of Kansas
Net operating loss carryforwards
Unused net operating loss carryforwards	39	39
Tax credit subject to expiration	30	30
Valuation allowance	$ 30	$ 30